Schedule of investments

Delaware Investment Grade Fund June 30, 2020 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds – 0.38%
Cheniere Energy 144A PIK 4.875% exercise price $93.64,
expiration date 5/28/21 # ❆	1,020,000	$1,034,994
PDC Energy 1.125% exercise price $85.39, expiration date
9/15/21	70,000	65,169
Total Convertible Bonds (cost $1,087,836)		1,100,163

Corporate Bonds – 97.71%
Banking - 19.13%
Bank of America 2.676% 6/19/41 µ	2,915,000	3,004,981
Bank of New York Mellon 4.70% µy	715,000	745,387
Bank of Nova Scotia 4.90% µy	655,000	655,409
Barclays 5.20% 5/12/26	2,748,000	3,072,800
BBVA USA
2.875% 6/29/22	1,095,000	1,121,109
3.875% 4/10/25	1,290,000	1,363,642
Citigroup
3.106% 4/8/26 µ	2,050,000	2,201,831
4.044% 6/1/24 µ	1,535,000	1,667,336
Citizens Financial Group
2.85% 7/27/26	3,215,000	3,483,999
5.65% µy	810,000	823,163
Credit Agricole 144A 1.907% 6/16/26 #µ	910,000	923,600
Credit Suisse Group
144A 2.593% 9/11/25 #µ	2,930,000	3,031,947
144A 5.10% #µy	1,010,000	958,237
144A 6.375% #µy	1,195,000	1,214,520
Goldman Sachs Group 3.50% 4/1/25	1,585,000	1,739,848
JPMorgan Chase & Co.
2.956% 5/13/31 µ	260,000	277,072
3.109% 4/22/41 µ	515,000	556,462
3.109% 4/22/51 µ	590,000	638,124
4.023% 12/5/24 µ	2,535,000	2,794,653
5.00% µy	152,000	146,327
Morgan Stanley
1.668% (LIBOR03M + 1.22%) 5/8/24 •	1,135,000	1,143,705
5.00% 11/24/25	1,715,000	2,005,545
PNC Bank 4.05% 7/26/28	1,010,000	1,184,621
PNC Financial Services Group 2.60% 7/23/26	1,570,000	1,704,755
Regions Financial 3.80% 8/14/23	1,095,000	1,191,475
Royal Bank of Scotland Group
2.359% 5/22/24 µ	780,000	801,341
3.754% 11/1/29 µ	705,000	730,977
8.625% µy	1,180,000	1,229,525

NQ-Q3V [6/20] 8/20 (1294169) 1

Schedule of investments

Delaware Investment Grade Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Santander UK 144A 5.00% 11/7/23 #	345,000	$376,978
SVB Financial Group 3.125% 6/5/30	805,000	863,857
Truist Bank
2.25% 3/11/30	1,080,000	1,092,112
2.636% 9/17/29 µ	4,010,000	4,025,612
Truist Financial 4.95% µy	860,000	881,500
UBS 7.625% 8/17/22	1,125,000	1,255,164
UBS Group 6.875% µy	1,335,000	1,354,604
US Bancorp 3.00% 7/30/29	4,385,000	4,764,914
		55,027,132
Basic Industry - 4.40%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	3,090,000	3,110,688
Chevron Phillips Chemical 144A 5.125% 4/1/25 #	445,000	510,593
DuPont de Nemours 2.169% 5/1/23	1,085,000	1,105,798
Freeport-McMoRan 3.875% 3/15/23	715,000	717,359
Georgia-Pacific
144A 1.75% 9/30/25 #	710,000	733,000
144A 2.10% 4/30/27 #	565,000	587,188
LYB International Finance III 2.875% 5/1/25	545,000	581,024
Newmont
2.25% 10/1/30	570,000	578,816
2.80% 10/1/29	2,750,000	2,905,321
Nutrien 2.95% 5/13/30	840,000	891,978
Steel Dynamics
2.40% 6/15/25	295,000	304,180
2.80% 12/15/24	510,000	531,419
WR Grace & Co. 144A 4.875% 6/15/27 #	115,000	117,073
		12,674,437
Brokerage - 1.15%
Charles Schwab 5.375% µy	915,000	979,800
Jefferies Group
4.15% 1/23/30	580,000	630,186
6.50% 1/20/43	515,000	599,821
National Securities Clearing 144A 1.20% 4/23/23 #	1,075,000	1,092,035
		3,301,842
Capital Goods - 4.23%
Amphenol 2.05% 3/1/25	3,205,000	3,348,897
Berry Global 144A 4.875% 7/15/26 #	335,000	340,375
CCL Industries 144A 3.05% 6/1/30 #	590,000	604,841
General Electric 3.625% 5/1/30	1,690,000	1,694,989
GFL Environmental 144A 5.125% 12/15/26 #	475,000	492,813

2 NQ-Q3V [6/20] 8/20 (1294169)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Otis Worldwide
144A 2.056% 4/5/25 #	700,000	$734,405
144A 3.112% 2/15/40 #	720,000	740,882
Raytheon Technologies 3.65% 8/16/23	83,000	89,900
Roper Technologies 2.35% 9/15/24	2,575,000	2,715,541
Waste Connections 2.60% 2/1/30	1,345,000	1,421,793
		12,184,436
Communications - 16.26%
AMC Networks 4.75% 8/1/25	875,000	861,092
American Tower 3.375% 5/15/24	2,435,000	2,645,458
AT&T
2.30% 6/1/27	630,000	651,462
3.50% 6/1/41	505,000	532,293
3.65% 6/1/51	340,000	356,335
4.35% 3/1/29	782,000	912,245
4.50% 3/9/48	575,000	675,853
4.90% 8/15/37	795,000	954,551
Charter Communications Operating 3.70% 4/1/51	1,220,000	1,193,228
Comcast
3.20% 7/15/36	2,280,000	2,540,641
3.75% 4/1/40	640,000	755,481
Crown Castle International 5.25% 1/15/23	1,635,000	1,820,018
CSC Holdings 144A 4.125% 12/1/30 #	1,140,000	1,131,518
Deutsche Telekom 144A 3.625% 1/21/50 #	1,345,000	1,494,113
Discovery Communications
4.125% 5/15/29	1,750,000	1,999,164
5.00% 9/20/37	1,390,000	1,646,650
5.20% 9/20/47	30,000	34,943
Level 3 Financing 144A 4.25% 7/1/28 #	800,000	802,944
Telefonica Emisiones 5.52% 3/1/49	2,080,000	2,738,826
Time Warner Cable 7.30% 7/1/38	1,825,000	2,532,631
Time Warner Entertainment 8.375% 3/15/23	1,650,000	1,934,923
T-Mobile USA
144A 1.50% 2/15/26 #	605,000	606,470
144A 2.55% 2/15/31 #	1,885,000	1,896,348
144A 3.75% 4/15/27 #	700,000	777,525
144A 4.375% 4/15/40 #	955,000	1,108,846
Verizon Communications
3.15% 3/22/30	370,000	419,088
4.00% 3/22/50	255,000	322,516
4.50% 8/10/33	4,290,000	5,347,765

NQ-Q3V [6/20] 8/20 (1294169) 3

Schedule of investments

Delaware Investment Grade Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
ViacomCBS
4.375% 3/15/43	2,815,000	$2,946,914
4.95% 1/15/31	605,000	708,953
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	823,000	868,837
Vodafone Group
4.25% 9/17/50	695,000	817,932
4.875% 6/19/49	2,185,000	2,749,394
		46,784,957
Consumer Cyclical - 4.00%
Amazon. com 2.50% 6/3/50	1,780,000	1,809,642
Dollar Tree 4.00% 5/15/25	1,450,000	1,633,807
Ford Motor 8.50% 4/21/23	1,225,000	1,297,734
General Motors
5.40% 10/2/23	515,000	558,305
6.125% 10/1/25	515,000	579,407
6.25% 10/2/43	734,000	780,746
General Motors Financial 5.20% 3/20/23	970,000	1,038,510
Home Depot 2.70% 4/15/30	75,000	82,512
Magna International 2.45% 6/15/30	785,000	804,449
Ralph Lauren 1.70% 6/15/22	735,000	748,022
TJX
3.875% 4/15/30	715,000	841,770
4.50% 4/15/50	385,000	494,466
VF 2.40% 4/23/25	810,000	853,667
		11,523,037
Consumer Non-Cyclical - 8.37%
AbbVie
144A 2.60% 11/21/24 #	945,000	1,006,928
144A 2.95% 11/21/26 #	2,070,000	2,266,969
144A 4.05% 11/21/39 #	1,180,000	1,370,439
Anheuser-Busch InBev Worldwide 4.15% 1/23/25	1,145,000	1,300,058
Biogen
2.25% 5/1/30	1,400,000	1,415,843
3.15% 5/1/50	1,455,000	1,407,521
Cigna 3.20% 3/15/40	530,000	563,278
CVS Health
3.25% 8/15/29	725,000	802,415
4.78% 3/25/38	1,875,000	2,332,073
Diageo Capital 1.375% 9/29/25	1,075,000	1,094,479
General Mills 2.875% 4/15/30	765,000	833,435
HCA 3.50% 9/1/30	740,000	713,477
Lamb Weston Holdings 144A 4.625% 11/1/24 #	117,000	121,692

4 NQ-Q3V [6/20] 8/20 (1294169)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Mondelez International 1.50% 5/4/25	805,000	$821,349
Perrigo Finance Unlimited 4.375% 3/15/26	1,600,000	1,747,429
Pfizer 2.55% 5/28/40	640,000	665,759
Stryker 1.95% 6/15/30	1,180,000	1,186,537
Takeda Pharmaceutical
2.05% 3/31/30	440,000	436,464
3.025% 7/9/40	725,000	733,214
3.175% 7/9/50	725,000	731,301
Teleflex 144A 4.25% 6/1/28 #	705,000	723,947
Upjohn
144A 1.65% 6/22/25 #	240,000	244,956
144A 2.30% 6/22/27 #	480,000	496,317
144A 2.70% 6/22/30 #	700,000	720,724
144A 4.00% 6/22/50 #	335,000	360,149
		24,096,753
Electric - 12.17%
Appalachian Power 3.70% 5/1/50	185,000	203,761
CenterPoint Energy 2.95% 3/1/30	960,000	1,021,639
CMS Energy 4.75% 6/1/50 µ	940,000	960,309
Dominion Energy 4.65% µy	1,835,000	1,798,451
Duke Energy 4.875% µy	1,335,000	1,335,289
Duke Energy Ohio 2.125% 6/1/30	610,000	632,506
Edison International
3.125% 11/15/22	985,000	1,015,236
4.95% 4/15/25	650,000	715,484
Emera 6.75% 6/15/76 µ	1,390,000	1,505,724
Entergy Arkansas 4.20% 4/1/49	1,940,000	2,455,022
Entergy Louisiana 2.90% 3/15/51	815,000	837,766
Entergy Mississippi 3.85% 6/1/49	280,000	335,232
Entergy Texas 3.55% 9/30/49	665,000	735,446
Evergy Kansas Central 3.45% 4/15/50	1,260,000	1,401,243
FirstEnergy Transmission 144A 4.55% 4/1/49 #	1,445,000	1,758,061
Idaho Power 4.20% 3/1/48	595,000	747,735
Interstate Power and Light 4.10% 9/26/28	645,000	747,948
IPALCO Enterprises 144A 4.25% 5/1/30 #	730,000	793,877
ITC Holdings 144A 2.95% 5/14/30 #	655,000	696,559
Louisville Gas and Electric 4.25% 4/1/49	1,985,000	2,418,908
National Rural Utilities Cooperative Finance 5.25%
4/20/46 µ	480,000	510,309
NRG Energy
144A 3.75% 6/15/24 #	650,000	687,453
144A 4.45% 6/15/29 #	1,040,000	1,096,629

NQ-Q3V [6/20] 8/20 (1294169) 5

Schedule of investments

Delaware Investment Grade Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Pacific Gas and Electric
2.10% 8/1/27	370,000	$366,326
2.50% 2/1/31	545,000	534,155
3.30% 8/1/40	230,000	224,377
4.60% 6/15/43	435,000	492,331
PacifiCorp 2.70% 9/15/30	220,000	240,562
Public Service Co. of Colorado 2.70% 1/15/51	550,000	564,550
San Diego Gas & Electric 3.32% 4/15/50	595,000	649,418
Southern California Edison
3.65% 2/1/50	750,000	827,635
4.875% 3/1/49	1,160,000	1,502,451
Southwestern Electric Power 4.10% 9/15/28	1,780,000	2,025,166
Vistra Operations
144A 3.55% 7/15/24 #	1,660,000	1,714,332
144A 3.70% 1/30/27 #	695,000	715,993
144A 4.30% 7/15/29 #	290,000	305,088
Xcel Energy 2.60% 12/1/29	410,000	441,582
		35,014,553
Energy - 9.93%
BP Capital Markets 4.875% µy	1,110,000	1,148,850
Canadian Natural Resources 2.05% 7/15/25	1,445,000	1,449,583
Cheniere Corpus Christi Holdings 7.00% 6/30/24	1,545,000	1,759,572
Continental Resources 5.00% 9/15/22	1,629,000	1,605,485
Energy Transfer Operating
6.25% 4/15/49	1,565,000	1,660,796
7.125% µy	1,630,000	1,395,687
Florida Gas Transmission 144A 2.55% 7/1/30 #	600,000	614,332
Magellan Midstream Partners 5.00% 3/1/26	2,395,000	2,760,687
Marathon Oil 4.40% 7/15/27	2,000,000	1,963,956
MPLX
4.125% 3/1/27	3,340,000	3,566,210
5.50% 2/15/49	745,000	846,579
Noble Energy 4.20% 10/15/49	1,565,000	1,300,569
NuStar Logistics 5.625% 4/28/27	859,000	832,255
ONEOK 7.50% 9/1/23	1,640,000	1,878,001
Sabine Pass Liquefaction 5.75% 5/15/24	1,815,000	2,044,975
Schlumberger Investment 2.65% 6/26/30	1,380,000	1,416,030
Targa Resources Partners 5.875% 4/15/26	854,000	847,458
Total Capital International 2.986% 6/29/41	1,440,000	1,470,951
		28,561,976

6 NQ-Q3V [6/20] 8/20 (1294169)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies - 2.89%
AerCap Ireland Capital DAC
3.65% 7/21/27	500,000	$442,619
4.50% 9/15/23	1,080,000	1,080,924
6.50% 7/15/25	450,000	471,932
Air Lease
3.00% 2/1/30	1,545,000	1,434,649
3.375% 7/1/25	500,000	500,442
Aviation Capital Group 144A 3.50% 11/1/27 #	2,700,000	2,226,863
Avolon Holdings Funding
144A 3.25% 2/15/27 #	435,000	352,311
144A 3.95% 7/1/24 #	1,075,000	941,351
GE Capital Funding 144A 3.45% 5/15/25 #	460,000	482,258
USAA Capital 144A 2.125% 5/1/30 #	360,000	371,126
		8,304,475
Insurance - 1.54%
Aon 2.80% 5/15/30	298,000	319,219
Brighthouse Financial
4.70% 6/22/47	1,965,000	1,800,607
5.625% 5/15/30	640,000	710,464
Centene
3.375% 2/15/30	915,000	925,317
4.625% 12/15/29	640,000	679,213
		4,434,820
Natural Gas - 0.28%
Sempra Energy 4.875% µy	790,000	791,975
		791,975
Real Estate Investment Trusts - 1.16%
CubeSmart 3.00% 2/15/30	2,050,000	2,178,568
Regency Centers 3.70% 6/15/30	1,075,000	1,157,927
		3,336,495
Technology - 9.75%
Broadcom
144A 3.15% 11/15/25 #	640,000	680,320
144A 4.15% 11/15/30 #	543,000	592,039
144A 4.70% 4/15/25 #	171,000	192,731
144A 5.00% 4/15/30 #	605,000	696,560
Citrix Systems 3.30% 3/1/30	1,335,000	1,429,670
CoStar Group 144A 2.80% 7/15/30 #	865,000	886,886
Fiserv
2.65% 6/1/30	870,000	919,771
3.20% 7/1/26	1,825,000	2,021,552
Global Payments 2.65% 2/15/25	3,005,000	3,193,413

NQ-Q3V [6/20] 8/20 (1294169) 7

Schedule of investments

Delaware Investment Grade Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
HP
2.20% 6/17/25	1,050,000	$1,086,347
3.00% 6/17/27	785,000	824,080
Iron Mountain 144A 5.25% 7/15/30 #	877,000	861,499
KLA 3.30% 3/1/50	2,980,000	3,080,378
Lam Research
1.90% 6/15/30	225,000	230,231
2.875% 6/15/50	1,015,000	1,052,020
Leidos 144A 3.625% 5/15/25 #	550,000	601,769
Microchip Technology
3.922% 6/1/21	435,000	443,577
4.333% 6/1/23	3,110,000	3,357,643
NXP
144A 2.70% 5/1/25 #	140,000	147,293
144A 3.40% 5/1/30 #	270,000	291,131
144A 4.125% 6/1/21 #	630,000	648,942
144A 4.30% 6/18/29 #	241,000	273,897
Oracle 2.95% 4/1/30	1,020,000	1,138,701
PayPal Holdings
1.65% 6/1/25	930,000	963,757
2.30% 6/1/30	895,000	932,097
SS&C Technologies 144A 5.50% 9/30/27 #	836,000	855,182
Xilinx 2.375% 6/1/30	620,000	640,036
		28,041,522
Transportation - 1.62%
Delta Air Lines 7.375% 1/15/26	690,000	668,248
Southwest Airlines 5.125% 6/15/27	1,005,000	1,043,415
Union Pacific
2.40% 2/5/30	1,100,000	1,178,204
3.25% 2/5/50	1,610,000	1,769,177
		4,659,044
Utilities - 0.83%
Essential Utilities
2.704% 4/15/30	535,000	560,408
3.351% 4/15/50	520,000	544,397
4.276% 5/1/49	1,075,000	1,289,855
		2,394,660

Total Corporate Bonds (cost $273,195,264)		281,132,114

8 NQ-Q3V [6/20] 8/20 (1294169)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements – 0.27%
Zayo Group Holdings 3.178% (LIBOR01M + 3.00%)
3/9/27 •	812,963	$773,204
Total Loan Agreements (cost $811,006)		773,204
	Number of shares
Preferred Stock – 0.61%
Morgan Stanley 5.55% µ	1,905,000	1,751,080
Total Preferred Stock (cost $1,933,575)		1,751,080

Short-Term Investments – 1.60%
Money Market Mutual Funds - 1.60%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.10%)	921,749	921,749
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.06%)	921,749	921,749
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.15%)	921,748	921,748
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.03%)	921,748	921,748
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.04%)	921,748	921,748
Total Short-Term Investments (cost $4,608,742)		4,608,742

Total Value of Securities – 100.57%
(cost $281,636,423)		289,365,303

Liabilities Net of Receivables and Other Assets – (0.57%) ★		(1,648,474)
Net Assets Applicable to 29,048,444 Shares Outstanding – 100.00%		$287,716,829

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2020, the aggregate value of Rule 144A securities was $52,087,373, which represents
18.10% of the Fund’s net assets.
❆ PIK. 100% of the income received was in the form of cash.
★ Includes $196,350 cash collateral held at broker for futures contracts as of June 30, 2020.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020.
Rate will reset at a future date.
y No contractual maturity date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,

NQ-Q3V [6/20] 8/20 (1294169) 9

Schedule of investments

Delaware Investment Grade Fund (Unaudited)

LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following futures contracts were outstanding at June 30, 2020:

Futures Contracts

Variation
Margin
		Notional		Value/	Due from
	Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)	Amount	(Proceeds)	Date	Appreciation	Brokers
US Treasury 10
105 yr Notes	$14,613,047	$14,583,775	9/21/20	$29,272	$(16,406)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Pay-in-Kind
USD – US Dollar
yr – Year

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